UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011
                                               ----------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Saba Capital Management, LP
           ----------------------------------------------------------
Address:   405 Lexington Avenue
           ----------------------------------------------------------
           58th Floor
           ----------------------------------------------------------
           New York, New York 10174
           ----------------------------------------------------------


Form 13F File Number: 028-14282


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Carl Casler
       --------------------------
Title:  Chief Financial Officer
       --------------------------
Phone:  212-543-3610
       --------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Carl Casler                    New York, New York                 2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:  $      510,508
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
A123 SYS INC                 NOTE  3.750% 4/1 03739TAA6    1,640  4,620,000 PRN      SOLE                 4,620,000      0    0
A123 SYS INC                 COM              03739T108    1,004    623,900 SH       SOLE                   623,900      0    0
ALCOA INC                    NOTE  5.250% 3/1 013817AT8   10,646  7,000,000 PRN      SOLE                 7,000,000      0    0
ALLIANCE DATA SYSTEMS CORP   NOTE  1.750% 8/0 018581AD0   19,335 14,000,000 PRN      SOLE                14,000,000      0    0
ALPHA NATURAL RESOURCES INC  COM              02076X102    1,683     82,400 SH       SOLE                    82,400      0    0
AMR CORP                     COM              001765106    3,277  9,363,900 SH  PUT  SOLE                 9,363,900      0    0
AMR CORP                     COM              001765106      175    501,336 SH       SOLE                   501,336      0    0
ARCH COAL INC                COM              039380100    3,511    242,000 SH       SOLE                   242,000      0    0
BEAZER HOMES USA INC         COM              07556Q105    3,715  1,497,876 SH       SOLE                 1,497,876      0    0
BELO CORP                    COM SER A        080555105    2,194    348,214 SH       SOLE                   348,214      0    0
BOSTON SCIENTIFIC CORP       COM              101137107   10,905  2,042,217 SH       SOLE                 2,042,217      0    0
BOYD GAMING CORP             COM              103304101    6,792    910,425 SH       SOLE                   910,425      0    0
BRUNSWICK CORP               COM              117043109    1,185     65,600 SH       SOLE                    65,600      0    0
CEMEX SAB DE CV              SPON ADR NEW     151290889    1,151    213,616 SH  PUT  SOLE                   213,616      0    0
CHINA HYDROELECTRIC CORPORAT *W EXP 01/25/201 G2112E145        6    121,900 SH       SOLE                   121,900      0    0
CLEARWATER PAPER CORP        COM              18538R103    7,106    199,548 SH       SOLE                   199,548      0    0
CLOROX CO DEL                COM              189054109   89,730  1,348,100 SH  CALL SOLE                 1,348,100      0    0
COMMUNITY HEALTH SYS INC NEW COM              203668108   10,054    576,179 SH       SOLE                   576,179      0    0
COMPUTER SCIENCES CORP       COM              205363104   49,400  2,084,400 SH  CALL SOLE                 2,084,400      0    0
COMPUTER SCIENCES CORP       COM              205363104      571     24,109 SH       SOLE                    24,109      0    0
CONAGRA FOODS INC            COM              205887102   31,495  1,193,000 SH  CALL SOLE                 1,193,000      0    0
CONSOL ENERGY INC            COM              20854P109    1,712     46,650 SH       SOLE                    46,650      0    0
CORNING INC                  COM              219350105   21,565  1,661,426 SH       SOLE                 1,661,426      0    0
COTT CORP QUE                COM              22163N106    6,435  1,027,983 SH       SOLE                 1,027,983      0    0
CYTEC INDS INC               COM              232820100   10,315    231,021 SH       SOLE                   231,021      0    0
DOLBY LABORATORIES INC       COM              25659T107    7,383    242,001 SH       SOLE                   242,001      0    0
DYNEGY INC DEL               COM              26817G300    8,012  2,892,547 SH       SOLE                 2,892,547      0    0
EASTMAN KODAK CO             NOTE  7.000% 4/0 277461BJ7    1,770  6,000,000 PRN      SOLE                 6,000,000      0    0
FELCOR LODGING TR INC        COM              31430F101    2,212    725,191 SH       SOLE                   725,191      0    0
FERRO CORP                   COM              315405100    5,572  1,139,459 SH       SOLE                 1,139,459      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860   33,239  3,089,100 SH  PUT  SOLE                 3,089,100      0    0
GENERAL MTRS CO              COM              37045V100   25,519  1,258,933 SH       SOLE                 1,258,933      0    0
HARRIS CORP DEL              COM              413875105   10,510    291,608 SH       SOLE                   291,608      0    0
HASBRO INC                   COM              418056107   21,819    684,200 SH  CALL SOLE                   684,200      0    0
HASBRO INC                   COM              418056107   10,131    317,684 SH       SOLE                   317,684      0    0
HEALTHCARE RLTY TR           COM              421946104      898     48,288 SH       SOLE                    48,288      0    0
HOST HOTELS & RESORTS INC    COM              44107P104      601     40,700 SH       SOLE                    40,700      0    0
INTERNATIONAL GAME TECHNOLOG COM              459902102      808     47,000 SH       SOLE                    47,000      0    0
JAKKS PAC INC                COM              47012E106    5,129    363,475 SH       SOLE                   363,475      0    0
LINCARE HLDGS INC            NOTE  2.750%11/0 532791AF7    8,965  8,200,000 PRN      SOLE                 8,200,000      0    0
MBIA INC                     COM              55262C100      366     31,600 SH  PUT  SOLE                    31,600      0    0
MCCLATCHY CO                 CL A             579489105    3,649  1,526,651 SH       SOLE                 1,526,651      0    0
MERITOR INC                  COM              59001K100    3,933    739,219 SH       SOLE                   739,219      0    0
MORGAN STANLEY               COM NEW          617446448    2,572    170,000 SH  PUT  SOLE                   170,000      0    0
NORDION INC                  COM              65563C105    4,103    490,743 SH       SOLE                   490,743      0    0
OFFICE DEPOT INC             COM              676220106    3,353  1,559,624 SH       SOLE                 1,559,624      0    0
OSHKOSH CORP                 COM              688239201    6,269    293,226 SH       SOLE                   293,226      0    0
RITE AID CORP                COM              767754104   10,045  7,972,451 SH       SOLE                 7,972,451      0    0
SAUER-DANFOSS INC            COM              804137107    3,803    105,040 SH       SOLE                   105,040      0    0
SYNOVUS FINL CORP            COM              87161C105    4,724  3,350,180 SH       SOLE                 3,350,180      0    0
TUDOU HLDGS LTD              SPONSORED ADS    89903T107    2,996    272,879 SH       SOLE                   272,879      0    0
UNITED STATES OIL FUND LP    UNITS            91232N108    7,805    204,800 SH  CALL SOLE                   204,800      0    0
URS CORP NEW                 COM              903236107    3,496     99,543 SH       SOLE                    99,543      0    0
USEC INC                     COM              90333E108      229    201,100 SH  PUT  SOLE                   201,100      0    0
USEC INC                     COM              90333E108      142    124,874 SH       SOLE                   124,874      0    0
WALGREEN CO                  COM              931422109    3,931    118,900 SH       SOLE                   118,900      0    0
WALTER ENERGY INC            COM              93317Q105    5,813     95,982 SH       SOLE                    95,982      0    0
WENDYS CO                    COM              95058W100    5,109    953,099 SH       SOLE                   953,099      0    0
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